Basis of Presentation and General Information - 20F	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information:
Seanergy Maritime Holdings Corp. (the "Company" or "Seanergy") was formed under the laws of the Republic of the Marshall Islands on January 4, 2008, with executive offices located in Athens, Greece. The Company provides global transportation solutions in the dry bulk shipping sector through its vessel-owning subsidiaries.
On January 8, 2016, the Company's common stock began trading on a split-adjusted basis, following a December 22, 2015 approval from the Company's Board of Directors to reverse split the Company's common stock at a ratio of one-for-five. There was no change in the number of authorized shares or the par value of the Company's common stock. Following the reverse stock split, the number of shares issued and outstanding was reduced by 3 shares due to rounding. All share and per share amounts disclosed in the consolidated financial statements and notes give effect to this reverse stock split retroactively, for all periods presented.
The accompanying unaudited interim condensed consolidated financial statements include the accounts of Seanergy Maritime Holdings Corp. and its subsidiaries (collectively, the "Company" or "Seanergy").
The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles in the United States of America ("U.S. GAAP") and applicable rules and regulations of the U.S. Securities and Exchange Commission (the "SEC") for certain financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2015, filed with the SEC on April 20, 2016.
In the opinion of management, these unaudited interim condensed consolidated financial statements, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2016, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2016.
a.	Going Concern:
The Company acquired eight vessels in 2015 in accordance with its business plan to expand the fleet.
As of June 30, 2016, the Company was in compliance with or has cured any events of non-compliance of all its financial covenants and asset coverage ratios contained in its debt agreements as amended (Notes 7 and 15). Most financial covenants and asset coverage ratios will be tested commencing in mid 2017. Scheduled debt installment payments for the twelve month period ending June 30, 2017, amount to $2,937 (Note 7).
Given the current dry bulk charter rates, the Company's cash flow projections indicate that cash on hand and cash provided by operating activities might not be sufficient to cover the liquidity needs that become due in the twelve-month period ending June 30, 2017.
The Company has relied on Jelco Delta Holding Corp., or Jelco, a company affiliated with Claudia Restis, who is also the Company's major shareholder, for both vessel acquisitions and funding for general corporate purposes during 2015 and for further funding during 2016.
On August 5, 2016, the Company entered into a securities purchase agreement with an unaffiliated third party, which is an institutional investor, under which the Company sold 1,180,000 of its common shares in a registered direct offering at a price of $4.15 per share. On August 10, 2016, the Company completed the registered direct offering for net proceeds of approximately $4,147, which proceeds are expected to be used for general corporate purposes (Note 15).
The Company has applied additional measures to reduce potential cash flow shortfall if current dry bulk charter rates remain at today's historical low levels. The Company has undertaken a cost-cutting initiative to decrease its Daily Vessel Operating Expenses. The Company is continuously exploring raising additional equity from both capital markets and private investors.
These consolidated financial statements have been prepared assuming that the Company will continue as a going concern. Accordingly, they do not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern.
b.	Subsidiaries in Consolidation:
Seanergy's subsidiaries included in these consolidated financial statements as of June 30, 2016, are as follows:
Company	Country of Incorporation	Date of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal	Financed by
Seanergy Management Corp.(1) (3)	Marshall Islands	May 9, 2008	N/A	N/A	N/A	N/A
Seanergy Shipmanagement Corp.(1) (3)	Marshall Islands	September 16, 2014	N/A	N/A	N/A	N/A
Sea Glorius Shipping Co.(1)	Marshall Islands	September 16, 2014	Gloriuship	November 3, 2015	N/A	HSH Nordbank AG
Sea Genius Shipping Co.(1)	Marshall Islands	September 16, 2014	Geniuship	October 13, 2015	N/A	HSH Nordbank AG
Leader Shipping Co.(1)	Marshall Islands	January 15, 2015	Leadership	March 19, 2015	N/A	Alpha Bank A.E.
Premier Marine Co.(1)	Marshall Islands	July 9, 2015	Premiership	September 11, 2015	N/A	UniCredit Bank AG
Gladiator Shipping Co.(1)	Marshall Islands	July 9, 2015	Gladiatorship	September 29, 2015	N/A	UniCredit Bank AG
Guardian Shipping Co.(1)	Marshall Islands	July 9, 2015	Guardianship	October 21, 2015	N/A	UniCredit Bank AG
Champion Ocean Navigation Co.(1)	Liberia	August 6, 2015	Championship	December 7, 2015	N/A	Natixis
Squire Ocean Navigation Co.(1)	Liberia	August 6, 2015	Squireship	November 10, 2015	N/A	Alpha Bank A.E.
Pembroke Chartering Services Limited (4)	Malta	December 2, 2015	N/A	N/A	N/A	N/A
Amazons Management Inc.(1)	Marshall Islands	April 21, 2008	Davakis G.	August 28, 2008	March 6, 2014	Piraeus Bank
Lagoon Shipholding Ltd.(1)	Marshall Islands	April 21, 2008	Delos Ranger	August 28, 2008	March 11, 2014	Piraeus Bank
Cynthera Navigation Ltd.(1)	Marshall Islands	March 18, 2008	African Oryx	August 28, 2008	April 10, 2013	Piraeus Bank
Martinique International Corp.(1)	British Virgin Islands	May 14, 2008	Bremen Max	September 11, 2008	March 7, 2014	Piraeus Bank
Harbour Business International Corp.(1)	British Virgin Islands	April 1, 2008	Hamburg Max	September 25, 2008	March 10, 2014	Piraeus Bank
Waldeck Maritime Co.(1)	Marshall Islands	April 21, 2008	African Zebra	September 25, 2008	February 15, 2012	Piraeus Bank
Maritime Capital Shipping Limited (1)	Bermuda	April 30, 2007	N/A	N/A	N/A	N/A
Maritime Capital Shipping (HK) Limited (3)	Hong Kong	June 16, 2006	N/A	N/A	N/A	N/A
Maritime Glory Shipping Limited (2)	British Virgin Islands	April 8, 2008	Clipper Glory	May 21, 2010	December 4, 2012	HSBC
Maritime Grace Shipping Limited (2)	British Virgin Islands	April 8, 2008	Clipper Grace	May 21, 2010	October 15, 2012	HSBC
Atlantic Grace Shipping Limited (5)	British Virgin Islands	October 9, 2007	N/A	N/A	N/A	N/A

(1)	Subsidiaries wholly owned
(2)	Vessel owning subsidiaries owned by Maritime Capital Shipping Limited (or "MCS")
(3)	Management company
(4)	Chartering services company
(5)	Dormant company

1.	Basis of Presentation and General Information:
Seanergy Maritime Holdings Corp. (the "Company" or "Seanergy") was formed under the laws of the Republic of the Marshall Islands on January 4, 2008, with executive offices located in Athens, Greece. The Company provides global transportation solutions in the drybulk shipping sector through its vessel-owning subsidiaries.
On January 8, 2016, the Company effected a one-to-five reverse stock split on its issued and outstanding common stock (Note 16). In connection with the reverse stock split 181 fractional shares were issued. All share and per share amounts disclosed in the consolidated financial statements and notes give effect to this reverse stock split retroactively, for all periods presented.
The accompanying consolidated financial statements include the accounts of Seanergy Maritime Holdings Corp. and its subsidiaries (collectively, the "Company" or "Seanergy").
a.	Disposal of Subsidiaries:
On January 29, 2013, Maritime Capital Shipping Limited ("MCS"), a wholly owned subsidiary of the Company, sold its 100% ownership interest in the four subsidiaries that owned the Handysize drybulk carriers Fiesta, Pacific Fantasy, Pacific Fighter and Clipper Freeway. During the year ended December 31, 2013, the Company recognized a gain from the sale of the four MCS subsidiaries, of $5,538.
On July 19, 2013, MCS sold its 100% ownership interest in the three subsidiaries that owned the Handysize drybulk carriers African Joy, African Glory and Asian Grace. During the year ended December 31, 2013, the Company recognized a gain from the sale of the three MCS subsidiaries of $20,181.
b.	Disposal of Vessels:
On March 11, 2014, the Company closed on its delivery and settlement agreement with its then remaining lender, Piraeus Bank, for the sale of its then four remaining vessels, to a nominee of the lender, in exchange for a nominal cash consideration and full satisfaction of the underlying loan facilities. The Company provided a corporate guarantee for these facilities. The four vessels were the drybulk carriers M/V Bremen Max, M/V Hamburg Max, M/V Davakis G. and M/V Delos Ranger. In exchange for the sale, approximately $145,597 of outstanding debt and accrued interest were discharged and the Company's guarantee was fully released.
For the year ended December 31, 2014, the Company recognized a gain from the sale of the four remaining vessels under the facility agreements with Piraeus Bank of $85,563.

c.	Vessels Acquisitions:
On December 23, 2014 the Company entered into an agreement with an unaffiliated third party for the purchase of a second hand Capesize vessel, the 2001, 171,199 DWT vessel M/V Leadership. The acquisition was funded by secured senior bank debt, as well as financing by one of the Company's major shareholders. The transaction was approved by the Board of Directors. The vessel was delivered on March 19, 2015 (Note 7).
On August 6, 2015, the Company entered into a purchase agreement with entities affiliated with certain of the Company's major shareholder to acquire seven secondhand drybulk vessels (Notes 3 and 7).
d.	Going Concern:
The Company acquired eight vessels in 2015 in accordance with its business plan to grow the fleet on a sustainable basis.
As of December 31, 2015, the Company was in compliance with all its financial covenants and asset coverage ratios contained in its debt agreements. Most financial covenants and asset coverage ratios will be tested commencing in 2017. Scheduled debt installment payments for 2016 amount to only $1,000, related to the Alpha Bank AE facility associated with the vessel Leadership. For the other facility agreements, debt repayments will commence in 2017 at the earliest.  Given the current drybulk charter rates, the Company's cash flow projections indicate that cash on hand and cash provided by operating activities might not be sufficient to cover the liquidity needs that become due in the twelve-month period ending December 31, 2016.
The Company has relied on Jelco Delta Holding Corp., or Jelco, a company affiliated with Claudia Restis, who is also the Company's major shareholder, for both vessel acquisitions and general corporate purposes during 2015 and for further funding during 2016.
The Company also intends to apply additional measures to reduce potential cash flow shortfall if current drybulk charter rates remain at today's historical low levels. The Company has undertaken a cost-cutting initiative to decrease its daily vessel operating expenses. The Company is also exploring raising additional equity from both capital markets and private investors.
These consolidated financial statements have been prepared assuming that the Company will continue as a going concern. Accordingly, they do not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern.
e.	Subsidiaries in Consolidation:
Seanergy's subsidiaries included in these consolidated financial statements as of December 31, 2015 are as follows:
Company	Country of Incorporation	Date of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal	Financed by
Seanergy Management Corp.(1) (3)	Marshall Islands	May 9, 2008	N/A	N/A	N/A	N/A
Seanergy Shipmanagement Corp.(1) (3)	Marshall Islands	September 16, 2014	N/A	N/A	N/A	N/A
Sea Glorius Shipping Co.(1)	Marshall Islands	September 16, 2014	Gloriuship	November 3, 2015	N/A	HSH Nordbank AG
Sea Genius Shipping Co.(1)	Marshall Islands	September 16, 2014	Geniuship	October 13, 2015	N/A	HSH Nordbank AG
Leader Shipping Co.(1)	Marshall Islands	January 15, 2015	Leadership	March 19, 2015	N/A	Alpha Bank A.E.
Premier Marine Co.(1)	Marshall Islands	July 9, 2015	Premiership	September 11, 2015	N/A	UniCredit Bank AG
Gladiator Shipping Co.(1)	Marshall Islands	July 9, 2015	Gladiatorship	September 29, 2015	N/A	UniCredit Bank AG
Guardian Shipping Co.(1)	Marshall Islands	July 9, 2015	Guardianship	October 21, 2015	N/A	UniCredit Bank AG
Champion Ocean Navigation Co.(1)	Liberia	August 6, 2015	Championship	December 7, 2015	N/A	Natixis
Squire Ocean Navigation Co.(1)	Liberia	August 6, 2015	Squireship	November 10, 2015	N/A	Alpha Bank A.E.
Pembroke Chartering Services Limited (4)	Malta	December 2, 2015	N/A	N/A	N/A	N/A
Amazons Management Inc.(1)	Marshall Islands	April 21, 2008	Davakis G.	August 28, 2008	March 6, 2014	Piraeus Bank
Lagoon Shipholding Ltd.(1)	Marshall Islands	April 21, 2008	Delos Ranger	August 28, 2008	March 11, 2014	Piraeus Bank
Cynthera Navigation Ltd.(1)	Marshall Islands	March 18, 2008	African Oryx	August 28, 2008	April 10, 2013	Piraeus Bank
Martinique International Corp.(1)	British Virgin Islands	May 14, 2008	Bremen Max	September 11, 2008	March 7, 2014	Piraeus Bank
Harbour Business International Corp.(1)	British Virgin Islands	April 1, 2008	Hamburg Max	September 25, 2008	March 10, 2014	Piraeus Bank
Waldeck Maritime Co.(1)	Marshall Islands	April 21, 2008	African Zebra	September 25, 2008	February 15, 2012	Piraeus Bank
Maritime Capital Shipping Limited (1)	Bermuda	April 30, 2007	N/A	May 21, 2010	N/A	N/A
Maritime Capital Shipping (HK) Limited (3)	Hong Kong	June 16, 2006	N/A	May 21, 2010	N/A	N/A
Maritime Glory Shipping Limited (2)	British Virgin Islands	April 8, 2008	Clipper Glory	May 21, 2010	December 4, 2012	HSBC
Maritime Grace Shipping Limited (2)	British Virgin Islands	April 8, 2008	Clipper Grace	May 21, 2010	October 15, 2012	HSBC
Atlantic Grace Shipping Limited (5)	British Virgin Islands	October 9, 2007	N/A	May 21, 2010	N/A	N/A

(1) Subsidiaries wholly owned
(2) Vessel owning subsidiaries owned by MCS
(3) Management company
(4) Chartering services company
(5) Dormant company